Income Taxes (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [line items]
Non capital losses	$ 81,188	$ 73,994
Provision	5,173	11,720
Share issue costs	3,354	4,473
Mineral properties, plant and equipment	244	762
Capital losses	2,326	906
Unrecognized deductible temporary differences	92,285	91,855
MEXICO
Income Taxes [line items]
Non capital losses	349	332
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	97,705	69,044
PERU
Income Taxes [line items]
Non capital losses	238	265
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 69,669	$ 98,070